[AMERICAN BEACON FUNDS LOGO]

Supplement Dated January 16, 2007 to the Prospectuses dated March 1, 2006
-------------------------------------------------------------------------

Institutional Class Prospectus:
-------------------------------

The last sentence of the Portfolio Holdings section under Additional Information is hereby replaced with the following:

With the exception of the International Equity Index, S&P 500 Index, Small Cap Index, and Money Market Funds, a list of each Fund's ten largest holdings is made available on the Funds' website on a quarterly basis. The ten largest holdings are generally posted to the website approximately fifteen days after the end of each calander quarter and remain available until the next quarter. To access holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.


AMR Class Prospectus:
---------------------

The last sentence of the Portfolio Holdings section under Additional Information is hereby replaced with the following:

With the exception of the International Equity Index, S&P 500 Index, and Small Cap Index Funds, a list of each Fund's ten largest holdings is made available on the Funds' website on a quarterly basis. The ten largest holdings are generally posted to the website approximately fifteen days after the end of each calander quarter and remain available until the next quarter. To access holdings information, go to www.americanbeaconfunds.com and select
"Fund Holdings" under the "I want info on . . ." menu on the home page.


PlanAhead Class Prospectus:
---------------------------

The last sentence of the Portfolio Holdings section under Additional Information is hereby replaced with the following:

With the exception of the S&P 500 Index, Money Market, Municipal Money Market, and U.S. Government Money Market Funds, a list of each Fund's ten largest holdings is made available on the Funds' website on a quarterly basis. The ten largest holdings are generally posted to the website approximately fifteen days after the end of each calander quarter and remain available until the next quarter. To access holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.


Service Class Prospectus:
-------------------------

The last sentence of the Portfolio Holdings section under Additional Information is hereby replaced with the following:

A list of each Fund's ten largest holdings is made available on the Funds' website on a quarterly basis. The ten largest holdings are generally posted to the website approximately fifteen days after the end of each calander quarter and remain available until the next quarter. To access holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.